Exhibit 99.13

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Series Name	2024-6
Collection Period	November 2024
Payment Date	12/20/2024
Transaction Month	3
Anticipated Redemption Date	08/20/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$1,069,212,000.00	4.17%	08/20/2030
Class A-1b	$267,300,000.00	SOFR +0.67%	08/20/2030
Class B	$102,180,000.00	4.42%	08/20/2030
Class C	$61,308,000.00	4.67%	08/20/2030

Total	$1,500,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	12/13/2024
Compound SOFR for Interest Period	4.59824%
Spread over Compounded SOFR	0.67%
Note Interest Rate	5.26824%
Note Balance at the beginning of the Interest Period	$267,300,000.00
Days in the Interest Period	30
Note Monthly Interest	$1,173,500.46

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Series 2024-6 Available Funds and other sources of funds
Series 2024-6 Allocation Percentage x Group One Available Funds	$99,093,391.33
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$99,093,391.33

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$115.13	$115.13	$0.00	$0.00	$99,093,276.20
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$99,092,026.20
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$99,092,026.20
Asset Representations Reviewer Fee	$56.89	$56.89	$0.00	$0.00	$99,091,969.31
Supplemental ARR Fee	$258.93	$258.93	$0.00	$0.00	$99,091,710.38
Servicing Fee	$1,136,412.90	$1,136,412.90	$0.00	$0.00	$97,955,297.48
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$94,239,785.78
Class A-1b Note Interest	$1,173,500.46	$1,173,500.46	$0.00	$0.00	$93,066,285.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$93,066,285.32
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$92,689,922.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$92,689,922.32
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$92,451,332.02
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$92,451,332.02
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$92,451,332.02
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$92,451,332.02
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$92,451,332.02
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$92,451,332.02
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$92,451,332.02
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$92,451,332.02
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$92,451,332.02
Class R Interest	$92,451,332.02	$92,451,332.02	$0.00	$0.00	$0.00

Total	$99,093,391.33	$99,093,391.33	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$1,173,500.46	$0.00	$0.00	$1,173,500.46
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,503,965.46	$0.00	$0.00	$5,503,965.46

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$3.48	$0.00	$3.48
Class A-1b	$1,000.00	$4.39	$0.00	$4.39
Class B	$1,000.00	$3.68	$0.00	$3.68
Class C	$1,000.00	$3.89	$0.00	$3.89

Total	$1,000.00	$3.67	$0.00	$3.67

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$750,000,000.00
Ending Principal Funding Account Limit	$750,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.